2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details 5)	12 Months Ended
Dec. 31, 2018
Buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
IT equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
IT equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	7 years
Facilities and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years	[1]
Facilities and fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	30 years	[1]
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	6 years
Leased asset improvements | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Leased asset improvements | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	19 years
Other Property, plant and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Other Property, plant and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Plantations | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Plantations | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	30 years

[1]	Includes the barrels used for the enological process on which a decreasing depreciation is applied throughout their useful life.